Investment in equity accounted investees (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	₨ 4,702		₨ 4,318		$ 57
Company's share of profits for the year	370	$ 5	703	₨ 480
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	57		59	68
Company's share of profits for the year	₨ (2)		₨ (9)	₨ 19